UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPEATIONS AND COMPREHENSIVE (LOSS)/INCOME - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 20,309,043		$ 3,826,875		$ 32,044,575	$ 68,758,258	$ 203,106,017
Cost of revenues	(17,952,964)		(2,112,000)		(25,188,174)	(65,605,382)	(160,839,953)
Gross profit	2,356,079		1,714,875		6,856,401	3,152,876	42,266,064
Operating expenses
Selling, general & administrative expenses	2,680,892		15,653,615		(909,042)	12,667,684	(29,621,733)
Total operating expenses	2,680,892		15,653,615		(909,042)	12,667,684	(29,621,733)
Income / Loss from operations	(324,813)		(13,938,740)		5,947,359	15,820,560	12,644,331
Other income/(expenses)
Other income	27,912		26,076		50,438	37,071	727
Other expenses	(260,191)		(102,556)		(259,269)	(348,569)	(451,797)
Total other expenses	(232,279)		(76,480)		(208,831)	(311,498)	(451,070)
Income / Loss from continuing operation before provision of income taxes	(557,092)		(14,015,220)		5,738,528	15,509,062	12,193,261
Provision for income taxes benefit/(expenses)	5,630,045		3,395,757		(2,330,891)	(4,093,157)	(3,437,982)
Net income/(loss) from continuing operation	5,072,953		(10,619,463)		3,407,637	11,415,905	8,755,279
Discontinued operation
(Loss)/income from discontinued operation, net of income tax	(18,226)		(4,302,319)		(288,542)	(18,855,185)	2,720,360
Loss on sale of discontinued operation, net of income tax	(7,851,720)		0
Gain (loss) /income from discontinued operation, net of income tax	(7,869,946)		(4,302,319)		(288,542)	(18,855,185)	2,720,360
Net income/(loss)	(2,796,993)		(14,921,782)		3,119,095	(7,439,280)	11,475,639
Other comprehensive income/(loss)
Gain on sale of discontinued operation	11,945,545		0
Foreign currency translation adjustment	(47,132)		(185,586)		(686,179)	(3,571,930)	(6,578,195)
Total comprehensive income/(loss)	$ 9,101,420		$ (15,107,368)		$ 2,432,916	$ (11,011,210)	$ 4,897,444
Income/(loss) earnings per common share*
Continuing operations - Basic (in Dollars per share)	$ 3.7	[1]	$ (21.89)	[1]	$ 0.14	$ 0.47	$ 0.36
Continuing operations - Diluted (in Dollars per share)	3.7	[1]	(21.89)	[1]	0.14	0.47	0.36
Discontinued operations - Basic (in Dollars per share)	(5.74)	[1]	(8.87)	[1]	(0.01)	(0.78)	0.11
Discontinued operations - Diluted (in Dollars per share)	(5.74)	[1]	(8.87)	[1]	(0.01)	(0.78)	0.11
Net loss per common share - Basic (in Dollars per share)	(2.04)	[1]	(30.76)	[1]	0.13	(0.31)	0.47
Net loss per common share - Diluted (in Dollars per share)	$ (2.04)	[1]	$ (30.76)	[1]	$ 0.13	$ (0.31)	$ 0.47
Weighted average Class A ordinary shares outstanding, basic (in Shares)	1,370,765	[1]	485,058	[1]	24,254,842	24,254,842	24,254,842
Weighted average Class A ordinary shares outstanding, diluted (in Shares)	1,370,765	[1]	485,058	[1]	24,254,842	24,254,842	24,254,842

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025, see Note 15 for details.